Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000006776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		22.15%	10.30%	9.01%
C000006776 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 23,703	$ 23,703	$ 23,703	$ 18,289	$ 16,157	$ 18,041	$ 12,746	$ 13,686	$ 13,162	$ 12,145	$ 10,699	$ 9,438	$ 9,425
Average Annual Return, Percent		29.60%	11.61%	9.66%
C000006781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	24.63%	10.51%	8.84%
C000006781 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 23,334	$ 23,334	$ 23,334	18,140	16,141	18,168	12,929	13,985	13,554	12,598	11,179	9,939	10,000
Average Annual Return, Percent		28.63%	10.78%	8.84%
C000006782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	27.61%	10.77%	8.84%
C000006782 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 23,322	$ 23,322	$ 23,322	18,133	16,142	18,162	12,922	13,982	13,546	12,598	11,176	9,939	10,000
Average Annual Return, Percent		28.61%	10.77%	8.84%
C000006783 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 25,782	$ 25,782	$ 25,782	19,847	17,485	19,477	13,726	14,703	14,105	12,981	11,407	10,036	10,000
Average Annual Return, Percent		29.91%	11.89%	9.93%
C000006785 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 23,332	$ 23,332	$ 23,332	18,137	16,144	18,162	12,924	13,988	13,554	12,596	11,183	9,938	10,000
Average Annual Return, Percent		28.64%	10.77%	8.84%
C000006787 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 24,525	$ 24,525	$ 24,525	18,973	16,804	18,813	13,320	14,335	13,824	12,788	11,293	9,988	10,000
Average Annual Return, Percent		29.26%	11.34%	9.39%
C000006788 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 25,147	$ 25,147	$ 25,147	19,406	17,142	19,144	13,525	14,519	13,967	12,888	11,353	10,013	10,000
Average Annual Return, Percent		29.58%	11.61%	9.66%
C000006777 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 25,788	$ 25,788	$ 25,788	19,850	17,488	19,487	13,731	14,707	14,110	12,983	11,408	10,043	10,000
Average Annual Return, Percent		29.91%	11.89%	9.94%
C000125404 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 26,144	$ 26,144	$ 26,144	20,098	17,690	19,686	13,850	14,815	14,192	13,043	11,447	10,059	10,000
Average Annual Return, Percent		30.08%	12.03%	10.09%
C000006789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		28.75%	14.95%	11.45%
C000006789 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 29,556	$ 29,556	$ 29,556	21,635	17,709	20,481	15,671	13,883	13,970	12,072	10,414	9,304	9,425
Average Annual Return, Percent		36.61%	16.31%	12.11%
C000006790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	31.58%	15.21%	11.27%
C000006790 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 29,084	$ 29,084	$ 29,084	21,452	17,687	20,614	15,894	14,188	14,383	12,520	10,882	9,796	10,000
Average Annual Return, Percent		35.58%	15.44%	11.27%
C000006791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	34.57%	15.45%	11.27%
C000006791 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 29,080	$ 29,080	$ 29,080	21,450	17,687	20,614	15,886	14,181	14,379	12,518	10,882	9,795	10,000
Average Annual Return, Percent		35.57%	15.45%	11.27%
C000006792 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 32,144	$ 32,144	$ 32,144	23,471	19,163	22,106	16,870	14,910	14,967	12,903	11,106	9,894	10,000
Average Annual Return, Percent		36.95%	16.61%	12.39%
C000068492 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 29,044	$ 29,044	$ 29,044	21,421	17,662	20,587	15,865	14,192	14,389	12,525	10,888	9,798	10,000
Average Annual Return, Percent		35.59%	15.40%	11.25%
C000068493 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 30,578	$ 30,578	$ 30,578	22,442	18,412	21,344	16,377	14,544	14,671	12,706	10,995	9,847	10,000
Average Annual Return, Percent		36.25%	16.02%	11.83%
C000068494 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 31,346	$ 31,346	$ 31,346	22,953	18,783	21,722	16,619	14,727	14,816	12,802	11,047	9,867	10,000
Average Annual Return, Percent		36.57%	16.31%	12.10%
C000068495 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 32,150	$ 32,150	$ 32,150	23,475	19,165	22,112	16,872	14,911	14,970	12,903	11,104	9,897	10,000
Average Annual Return, Percent		36.96%	16.61%	12.39%
C000068496 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 32,502	$ 32,502	$ 32,502	23,715	19,337	22,284	16,994	15,001	15,043	12,950	11,134	9,907	10,000
Average Annual Return, Percent		37.05%	16.72%	12.51%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 33,432	$ 33,432	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Average Annual Return, Percent	[5],[6]	35.19%	15.26%	12.83%
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 35,098	$ 35,098	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent	[7]	36.35%	15.98%	13.38%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value		$ 23,528	$ 23,528	$ 23,528	$ 18,237	$ 16,423	$ 18,998	$ 13,342	$ 14,392	$ 14,165	$ 13,019	$ 11,484	$ 9,793	$ 10,000
Average Annual Return, Percent	[5],[6]	29.01%	10.33%	8.93%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.